Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
	December 31,
	2013	2014
ASSETS
CURRENT ASSETS
Cash and cash equivalents	9,581	-
Due from subsidiaries	239,948	216,515
Other current assets	48	115
Total current assets	249,577	216,630
NON CURRENT ASSETS
Investments in subsidiaries	14,400	54,420
Restricted cash	-	79
Total non-current assets	14,400	54,499
Total assets	263,977	271,129

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES
Due to subsidiaries	247,502	224,002
Due to related parties	806	583
Current portion of derivative financial instruments	-	2,599
Other current liabilities	879	1,416
Total current liabilities	249,187	228,600

STOCKHOLDERS' EQUITY
Preferred stock, $0.01 par value; 20,000,000 shares authorized; none issued	-
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 2,469,648,and 18,969,989 shares issued and outstanding at December 31, 2013 and 2014	25	190
Additional paid-in capital	293,453	318,125
Accumulated deficit	(278,687)	(275,786)
Total stockholders' equity	14,791	42,529
Total liabilities and stockholders' equity	263,978	271,129

	December 31,
	2012	2013	2014
EXPENSES
General and administrative expenses	5,635	2,865	2,369
Foreign currency gains, net	59	23	(32)
Gain on sale of vessels	-	(1,591)	-
Operating loss	(5,694)	(1,297)	(2,337)
OTHER (EXPENSES) / INCOME
Interest and finance costs	(2,059)	(1,919)	(17)
Loss / (gain) on derivative financial instruments	24	(2)	3,877
Interest income	0	56	63
Other, net	688	(2)	-
Total Other (expenses)/income, net	(1,347)	(1,867)	3,923
Equity in earnings / (loss) of subsidiaries	(56,943)	4,571	1,310
Net Income / (loss)	(63,984)	1,407	2,896

(Loss)/earnings per common share, basic	(26.36)	0.58	0.22

(Loss)/earnings per common share, diluted	(26.36)	0.58	0.18

	December 31,
	2012	2013	2014
Net cash (used in) / provided by Operating Activities	(844)	32,633	(1,845)

Cash flows from Investing Activities
Investment in subsidiaries	-	(14,400)	(27,138)
Decrease/(increase) in Restricted cash	788	164	(79)
Net proceeds from sale of fixed assets	56	50	-
Net cash provided by / (used in) Investing Activities	844	(14,186)	(27,217)
Cash flows from Financing Activities
Proceeds from debt	500	-	-
Principal payments of debt	(500)	(6,029)	-
Issuance of common stock	-	-	20,191
Follow-on offering issuance costs	-	-	(710)
Payment of financing costs	-	(2,837)	-
Net cash (used in)/provided by Financing Activities	-	(8,866)	19,481
Net increase / (decrease) in cash and cash equivalents	-	9,581	(9,581)
Cash and cash equivalents at beginning of year	-	-	9,581
Cash and cash equivalents at end of year	-	9,581	-

In the condensed financial information of the Parent Company, the Parent Company's investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries less equity in undistributed loss of subsidiaries, distributions from subsidiaries as return on investment and return of investment.

The Parent Company's subsidiaries made the following distributions to the Parent Company during the years ended December 31, 2012, 2013 and 2014:

	2012	2013	2014
Return on Investment	475	168	809
Return of Investment	-	62,766	-
Total cash from subsidiaries	475	62,934	809

The Parent Company is a guarantor under the loans outstanding at December 31, 2014. Refer to Note 11 to the consolidated financial statements.

The vessel-owning subsidiary company with an outstanding loan had restricted net assets amounting to $0 and $1,213 as of December 31, 2013 and 2014, respectively.

The condensed financial information of the Parent Company should be read in conjunction with the Company's consolidated financial statements.